Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans and Allowance for Credit Losses, Loans Outstanding
The following table presents total loans outstanding by portfolio segment and class of financing receivable. Outstanding balances include a total net reduction of $4.5 billion and $6.4 billion at December 31, 2014 and December 31, 2013, respectively, for unearned income, net deferred loan fees, and unamortized discounts and premiums.

	December 31,
(in millions)	2014	2013	2012	2011	2010
Commercial:
Commercial and industrial	$271,795	235,358	223,703	205,824	182,059
Real estate mortgage	111,996	112,427	106,392	106,028	99,490
Real estate construction	18,728	16,934	16,983	19,470	25,371
Lease financing	12,307	12,371	12,736	13,387	13,386
Total commercial	414,826	377,090	359,814	344,709	320,306
Consumer:
Real estate 1-4 family first mortgage	265,386	258,507	249,912	229,408	231,113
Real estate 1-4 family junior lien mortgage	59,717	65,950	75,503	86,041	96,205
Credit card	31,119	26,882	24,651	22,905	22,384
Automobile	55,740	50,808	45,998	43,508	43,754
Other revolving credit and installment	35,763	43,049	42,473	43,060	43,505
Total consumer	447,725	445,196	438,537	424,922	436,961
Total loans	$862,551	822,286	798,351	769,631	757,267

Our foreign loans are reported by respective class of financing receivable in the table above. Substantially all of our foreign loan portfolio is commercial loans. Loans are classified as foreign primarily based on whether the borrower’s primary address is outside of the United States. The following table presents total commercial foreign loans outstanding by class of financing receivable.

	December 31,
(in millions)	2014	2013	2012	2011	2010
Commercial foreign loans:
Commercial and industrial	$44,707	41,547	37,148	38,609	30,775
Real estate mortgage	4,776	5,328	52	53	55
Real estate construction	218	187	79	88	39
Lease financing	336	338	312	269	292
Total commercial foreign loans	$50,037	47,400	37,591	39,019	31,161

Loans and Allowance for Credit Losses, Significant Activity
The following table summarizes the proceeds paid or received for purchases and sales of loans and transfers from loans held for investment to mortgages/loans held for sale at lower of cost or fair value. This loan activity primarily includes loans purchased and sales of whole loan or participating interests, whereby we receive or transfer a portion of a loan after origination. The table excludes PCI loans and loans recorded at fair value, including loans originated for sale because their loan activity normally does not impact the allowance for credit losses.

	Year ended December 31,
	2014			2013
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Purchases (1)	$4,952	1,365	6,317	10,914	581	11,495
Sales	(1,706)	(152)	(1,858)	(6,740)	(514)	(7,254)
Transfers to MHFS/LHFS (1)	(99)	(9,778)	(9,877)	(258)	(11)	(269)

(1)
The “Purchases” and “Transfers to MHFS/LHFS" categories exclude activity in government insured/guaranteed real estate 1-4 family first mortgage loans. As servicer, we are able to buy delinquent insured/guaranteed loans out of the Government National Mortgage Association (GNMA) pools. These loans have different risk characteristics from the rest of our consumer portfolio, whereby this activity does not impact the allowance for loan losses in the same manner because the loans are predominantly insured by the Federal Housing Administration (FHA) or guaranteed by the Department of Veterans Affairs (VA). Such purchases net of transfers to MHFS were $2.9 billion and $8.2 billion for the year ended 2014 and 2013, respectively.

Loans and Allowance for Credit Losses, Commitments to Lend
The table excludes standby and commercial letters of credit issued under the terms of our commitments and temporary advance commitments on behalf of other lenders.

	Dec 31,	Dec 31,
(in millions)	2014	2013
Commercial:
Commercial and industrial	$278,093	250,986
Real estate mortgage	6,134	5,993
Real estate construction	15,587	12,612
Lease financing	3	—
Total commercial	299,817	269,591
Consumer:
Real estate 1-4 family first mortgage	32,055	32,908
Real estate 1-4 family junior lien mortgage	45,492	47,667
Credit card	95,062	79,049
Other revolving credit and installment	24,816	24,216
Total consumer	197,425	183,840
Total unfunded credit commitments	$497,242	453,431

Loans and Allowance for Credit Losses, Allowance for Credit Losses
Changes in the allowance for credit losses were:

	Year ended December 31,
(in millions)	2014	2013	2012	2011	2010
Balance, beginning of year	$14,971	17,477	19,668	23,463	25,031
Provision for credit losses	1,395	2,309	7,217	7,899	15,753
Interest income on certain impaired loans (1)	(211)	(264)	(315)	(332)	(266)
Loan charge-offs:
Commercial:
Commercial and industrial	(627)	(739)	(1,404)	(1,681)	(2,820)
Real estate mortgage	(66)	(190)	(382)	(636)	(1,152)
Real estate construction	(9)	(28)	(191)	(351)	(1,189)
Lease financing	(15)	(34)	(24)	(41)	(124)
Total commercial	(717)	(991)	(2,001)	(2,709)	(5,285)
Consumer:
Real estate 1-4 family first mortgage	(721)	(1,439)	(3,020)	(3,896)	(4,916)
Real estate 1-4 family junior lien mortgage	(864)	(1,579)	(3,437)	(3,765)	(4,936)
Credit card	(1,025)	(1,022)	(1,105)	(1,458)	(2,415)
Automobile	(729)	(625)	(651)	(797)	(1,295)
Other revolving credit and installment	(668)	(754)	(759)	(990)	(1,253)
Total consumer	(4,007)	(5,419)	(8,972)	(10,906)	(14,815)
Total loan charge-offs	(4,724)	(6,410)	(10,973)	(13,615)	(20,100)
Loan recoveries:
Commercial:
Commercial and industrial	369	396	472	426	442
Real estate mortgage	160	226	163	143	68
Real estate construction	136	137	124	146	110
Lease financing	8	17	20	25	21
Total commercial	673	776	779	740	641
Consumer:
Real estate 1-4 family first mortgage	212	246	157	405	523
Real estate 1-4 family junior lien mortgage	238	269	260	218	211
Credit card	161	127	188	257	224
Automobile	349	322	364	449	509
Other revolving credit and installment	146	161	191	247	239
Total consumer	1,106	1,125	1,160	1,576	1,706
Total loan recoveries	1,779	1,901	1,939	2,316	2,347
Net loan charge-offs (2)	(2,945)	(4,509)	(9,034)	(11,299)	(17,753)
Allowances related to business combinations/other (3)	(41)	(42)	(59)	(63)	698
Balance, end of year	$13,169	14,971	17,477	19,668	23,463
Components:
Allowance for loan losses	$12,319	14,502	17,060	19,372	23,022
Allowance for unfunded credit commitments	850	469	417	296	441
Allowance for credit losses (4)	$13,169	14,971	17,477	19,668	23,463
Net loan charge-offs as a percentage of average total loans (2)	0.35%	0.56	1.17	1.49	2.30
Allowance for loan losses as a percentage of total loans (4)	1.43	1.76	2.13	2.52	3.04
Allowance for credit losses as a percentage of total loans (4)	1.53	1.82	2.19	2.56	3.10

(1)
Certain impaired loans with an allowance calculated by discounting expected cash flows using the loan’s effective interest rate over the remaining life of the loan recognize reductions in the allowance as interest income.

(2)	For PCI loans, charge-offs are only recorded to the extent that losses exceed the purchase accounting estimates.

(3)	Includes $693 million for the year ended December 31, 2010, related to the adoption of consolidation accounting guidance on January 1, 2010.

(4)
The allowance for credit losses includes $11 million, $30 million, $117 million, $231 million and $298 million at December 31, 2014, 2013, 2012, 2011, and 2010, respectively, related to PCI loans acquired from Wachovia. Loans acquired from Wachovia are included in total loans net of related purchase accounting net write-downs.

Loans and Allowance for Credit Losses, Allowance for Credit Losses by Category
The following table summarizes the activity in the allowance for credit losses by our commercial and consumer portfolio segments.

	Year ended December 31,
	2014			2013
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Balance, beginning of period	$6,103	8,868	14,971	5,714	11,763	17,477
Provision for credit losses	342	1,053	1,395	680	1,629	2,309
Interest income on certain impaired loans	(20)	(191)	(211)	(54)	(210)	(264)

Loan charge-offs	(717)	(4,007)	(4,724)	(991)	(5,419)	(6,410)
Loan recoveries	673	1,106	1,779	776	1,125	1,901
Net loan charge-offs	(44)	(2,901)	(2,945)	(215)	(4,294)	(4,509)
Allowance related to business combinations/other	(4)	(37)	(41)	(22)	(20)	(42)
Balance, end of period	$6,377	6,792	13,169	6,103	8,868	14,971

Loans and Allowance for Credit Losses, by Impairment Methodology
The following table disaggregates our allowance for credit losses and recorded investment in loans by impairment methodology.

	Allowance for credit losses			Recorded investment in loans
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
December 31, 2014
Collectively evaluated (1)	$5,482	3,706	9,188	409,560	404,263	813,823
Individually evaluated (2)	884	3,086	3,970	3,759	21,649	25,408
PCI (3)	11	—	11	1,507	21,813	23,320
Total	$6,377	6,792	13,169	414,826	447,725	862,551
December 31, 2013
Collectively evaluated (1)	$4,921	5,011	9,932	369,252	398,237	767,489
Individually evaluated (2)	1,156	3,853	5,009	5,334	22,736	28,070
PCI (3)	26	4	30	2,504	24,223	26,727
Total	$6,103	8,868	14,971	377,090	445,196	822,286

(1)
Represents loans collectively evaluated for impairment in accordance with Accounting Standards Codification (ASC) 450-20, Loss Contingencies (formerly FAS 5), and pursuant to amendments by ASU 2010-20 regarding allowance for non-impaired loans.

(2)	Represents loans individually evaluated for impairment in accordance with ASC 310-10, Receivables (formerly FAS 114), and pursuant to amendments by ASU 2010-20 regarding allowance for impaired loans.

(3)
Represents the allowance and related loan carrying value determined in accordance with ASC 310-30, Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality (formerly SOP 3-3) and pursuant to amendments by ASU 2010-20 regarding allowance for PCI loans.

Loans by Credit Quality Indicator
The following table provides a breakdown of outstanding commercial loans by risk category. Of the $8.3 billion in criticized commercial real estate (CRE) loans at December 31, 2014, $1.7 billion has been placed on nonaccrual status and written down to net realizable collateral value. CRE loans have a high level of monitoring in place to manage these assets and mitigate loss exposure.

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Lease financing	Total
December 31, 2014
By risk category:
Pass	$255,611	103,319	17,661	11,723	388,314
Criticized	16,109	7,416	896	584	25,005
Total commercial loans (excluding PCI)	271,720	110,735	18,557	12,307	413,319
Total commercial PCI loans (carrying value)	75	1,261	171	—	1,507
Total commercial loans	$271,795	111,996	18,728	12,307	414,826
December 31, 2013
By risk category:
Pass	$218,231	98,984	14,669	11,894	343,778
Criticized	16,912	11,587	1,832	477	30,808
Total commercial loans (excluding PCI)	235,143	110,571	16,501	12,371	374,586
Total commercial PCI loans (carrying value)	215	1,856	433	—	2,504
Total commercial loans	$235,358	112,427	16,934	12,371	377,090

Loans by Delinquency Status, Commercial
The following table provides past due information for commercial loans, which we monitor as part of our credit risk management practices.

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Lease financing	Total
December 31, 2014
By delinquency status:
Current-29 DPD and still accruing	$270,624	109,032	18,345	12,251	410,252
30-89 DPD and still accruing	527	197	25	32	781
90+ DPD and still accruing	31	16	—	—	47
Nonaccrual loans	538	1,490	187	24	2,239
Total commercial loans (excluding PCI)	271,720	110,735	18,557	12,307	413,319
Total commercial PCI loans (carrying value)	75	1,261	171	—	1,507
Total commercial loans	$271,795	111,996	18,728	12,307	414,826
December 31, 2013
By delinquency status:
Current-29 DPD and still accruing	$234,012	107,744	15,885	12,308	369,949
30-89 DPD and still accruing	345	538	103	33	1,019
90+ DPD and still accruing	11	35	97	—	143
Nonaccrual loans	775	2,254	416	30	3,475
Total commercial loans (excluding PCI)	235,143	110,571	16,501	12,371	374,586
Total commercial PCI loans (carrying value)	215	1,856	433	—	2,504
Total commercial loans	$235,358	112,427	16,934	12,371	377,090

Loans by Delinquency Status, Consumer
The following table provides the outstanding balances of our consumer portfolio by delinquency status.

(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Credit card	Automobile	Other revolving credit and installment	Total
December 31, 2014
By delinquency status:
Current-29 DPD	$208,642	58,182	30,356	54,365	35,356	386,901
30-59 DPD	2,415	398	239	1,056	180	4,288
60-89 DPD	993	220	160	235	111	1,719
90-119 DPD	488	158	136	78	82	942
120-179 DPD	610	194	227	5	21	1,057
180+ DPD	4,258	464	1	1	13	4,737
Government insured/guaranteed loans (1)	26,268	—	—	—	—	26,268
Total consumer loans (excluding PCI)	243,674	59,616	31,119	55,740	35,763	425,912
Total consumer PCI loans (carrying value)	21,712	101	—	—	—	21,813
Total consumer loans	$265,386	59,717	31,119	55,740	35,763	447,725
December 31, 2013
By delinquency status:
Current-29 DPD	$193,371	64,230	26,218	49,699	31,944	365,462
30-59 DPD	2,784	461	201	852	179	4,477
60-89 DPD	1,157	253	143	186	111	1,850
90-119 DPD	587	182	124	66	76	1,035
120-179 DPD	747	216	195	4	20	1,182
180+ DPD	5,024	485	1	1	7	5,518
Government insured/guaranteed loans (1)	30,737	—	—	—	10,712	41,449
Total consumer loans (excluding PCI)	234,407	65,827	26,882	50,808	43,049	420,973
Total consumer PCI loans (carrying value)	24,100	123	—	—	—	24,223
Total consumer loans	$258,507	65,950	26,882	50,808	43,049	445,196

(1)
Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA and student loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under the Federal Family Education Loan Program (FFELP). Loans insured/guaranteed by the FHA/VA and 90+ DPD totaled $16.2 billion at December 31, 2014, compared with $20.8 billion at December 31, 2013. On June 30, 2014, we transferred all government guaranteed student loans to loans held for sale. Student loans 90+ DPD totaled $900 million at December 31, 2013.

Loans by FICO Score, Consumer
The following table provides a breakdown of our consumer portfolio by updated FICO. We obtain FICO scores at loan origination and the scores are updated at least quarterly. The majority of our portfolio is underwritten with a FICO score of 680 and above. FICO is not available for certain loan types and may not be obtained if we deem it unnecessary due to strong collateral and other borrower attributes, primarily security-based loans of $5.9 billion at December 31, 2014, and $5.0 billion at December 31, 2013.

(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Credit card	Automobile	Other revolving credit and installment	Total
December 31, 2014
By updated FICO:
< 600	$11,166	4,001	2,639	8,825	894	27,525
600-639	7,866	2,794	2,588	6,236	1,058	20,542
640-679	13,894	5,324	4,931	9,352	2,366	35,867
680-719	24,412	8,970	6,285	9,994	4,389	54,050
720-759	35,490	12,171	6,407	7,475	5,896	67,439
760-799	82,123	17,897	5,234	7,315	7,673	120,242
800+	39,219	7,581	2,758	6,184	5,819	61,561
No FICO available	3,236	878	277	359	1,814	6,564
FICO not required	—	—	—	—	5,854	5,854
Government insured/guaranteed loans (1)	26,268	—	—	—	—	26,268
Total consumer loans (excluding PCI)	243,674	59,616	31,119	55,740	35,763	425,912
Total consumer PCI loans (carrying value)	21,712	101	—	—	—	21,813
Total consumer loans	$265,386	59,717	31,119	55,740	35,763	447,725
December 31, 2013
By updated FICO:
< 600	$14,128	5,047	2,404	8,400	956	30,935
600-639	9,029	3,247	2,175	5,925	1,015	21,391
640-679	14,918	5,985	4,176	8,827	2,158	36,064
680-719	24,336	10,043	5,398	8,992	3,917	52,686
720-759	32,991	13,581	5,530	6,546	5,264	63,912
760-799	72,062	19,238	4,535	6,313	6,836	108,984
800+	33,310	7,707	2,409	5,397	5,130	53,953
No FICO available	2,896	979	255	408	2,054	6,592
FICO not required	—	—	—	—	5,007	5,007
Government insured/guaranteed loans (1)	30,737	—	—	—	10,712	41,449
Total consumer loans (excluding PCI)	234,407	65,827	26,882	50,808	43,049	420,973
Total consumer PCI loans (carrying value)	24,100	123	—	—	—	24,223
Total consumer loans	$258,507	65,950	26,882	50,808	43,049	445,196

(1)
Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA and student loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under FFELP.

Loans by Loan to Value Ratio, Consumer
The following table shows the most updated LTV and CLTV distribution of the real estate 1-4 family first and junior lien mortgage loan portfolios. We consider the trends in residential real estate markets as we monitor credit risk and establish our allowance for credit losses. In the event of a default, any loss should be limited to the portion of the loan amount in excess of the net realizable value of the underlying real estate collateral value. Certain loans do not have an LTV or CLTV primarily due to industry data availability and portfolios acquired from or serviced by other institutions.

	December 31, 2014			December 31, 2013
(in millions)	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total
By LTV/CLTV:
0-60%	$95,719	15,603	111,322	74,047	13,645	87,692
60.01-80%	86,112	17,651	103,763	80,187	17,154	97,341
80.01-100%	25,170	14,004	39,174	30,842	16,273	47,115
100.01-120% (1)	6,133	7,254	13,387	10,678	9,992	20,670
> 120% (1)	2,856	4,058	6,914	6,306	7,369	13,675
No LTV/CLTV available	1,416	1,046	2,462	1,610	1,394	3,004
Government insured/guaranteed loans (2)	26,268	—	26,268	30,737	—	30,737
Total consumer loans (excluding PCI)	243,674	59,616	303,290	234,407	65,827	300,234
Total consumer PCI loans (carrying value)	21,712	101	21,813	24,100	123	24,223
Total consumer loans	$265,386	59,717	325,103	258,507	65,950	324,457

(1)	Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.

(2)	Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

Nonaccrual Loans
The following table provides loans on nonaccrual status. PCI loans are excluded from this table because they continue to earn interest from accretable yield, independent of performance in accordance with their contractual terms.

	Dec 31,	Dec 31,
(in millions)	2014	2013
Commercial:
Commercial and industrial	$538	775
Real estate mortgage	1,490	2,254
Real estate construction	187	416
Lease financing	24	30
Total commercial (1)	2,239	3,475
Consumer:
Real estate 1-4 family first mortgage (2)	8,583	9,799
Real estate 1-4 family junior lien mortgage	1,848	2,188
Automobile	137	173
Other revolving credit and installment	41	33
Total consumer	10,609	12,193
Total nonaccrual loans (excluding PCI)	$12,848	15,668

(1)	Includes LHFS of $1 million at December 31, 2014 and December 31, 2013.

(2)	Includes MHFS of $177 million and $227 million at December 31, 2014, and December 31, 2013, respectively.

90 days or More Past Due and Still Accruing Loans
The following table shows non-PCI loans 90 days or more past due and still accruing by class for loans not government insured/guaranteed.

	Dec 31,	Dec 31,
(in millions)	2014	2013
Loan 90 days or more past due and still accruing:
Total (excluding PCI):	$17,810	23,219
Less: FHA insured/VA guaranteed (1)(2)	16,827	21,274
Less: Student loans guaranteed under the FFELP (3)	63	900
Total, not government insured/guaranteed	$920	1,045
By segment and class, not government insured/guaranteed:
Commercial:
Commercial and industrial	$31	11
Real estate mortgage	16	35
Real estate construction	—	97
Total commercial	47	143
Consumer:
Real estate 1-4 family first mortgage (2)	260	354
Real estate 1-4 family junior lien mortgage (2)	83	86
Credit card	364	321
Automobile	73	55
Other revolving credit and installment	93	86
Total consumer	873	902
Total, not government insured/guaranteed	$920	1,045

(1)	Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

(2)	Includes mortgage loans held for sale 90 days or more past due and still accruing.

(3)
Represents loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under the FFELP. At the end of second quarter 2014, all government guaranteed student loans were transferred to loans held for sale.

Impaired Loans
The table below includes trial modifications that totaled $452 million at December 31, 2014, and $650 million at December 31, 2013.
For additional information on our impaired loans and allowance for credit losses, see Note 1 (Summary of Significant Accounting Policies).

		Recorded investment
(in millions)	Unpaid principal balance (1)	Impaired loans	Impaired loans with related allowance for credit losses	Related allowance for credit losses
December 31, 2014
Commercial:
Commercial and industrial	$1,524	926	757	240
Real estate mortgage	3,190	2,483	2,405	591
Real estate construction	491	331	308	45
Lease financing	33	19	19	8
Total commercial	5,238	3,759	3,489	884
Consumer:
Real estate 1-4 family first mortgage	21,324	18,600	12,433	2,322
Real estate 1-4 family junior lien mortgage	3,094	2,534	2,009	653
Credit card	338	338	338	98
Automobile	190	127	55	8
Other revolving credit and installment	60	50	42	5
Total consumer (2)	25,006	21,649	14,877	3,086
Total impaired loans (excluding PCI)	$30,244	25,408	18,366	3,970
December 31, 2013
Commercial:
Commercial and industrial	$2,060	1,311	1,061	228
Real estate mortgage	4,269	3,375	3,264	819
Real estate construction	946	615	589	101
Lease financing	71	33	33	8
Total commercial	7,346	5,334	4,947	1,156
Consumer:
Real estate 1-4 family first mortgage	22,450	19,500	13,896	3,026
Real estate 1-4 family junior lien mortgage	3,130	2,582	2,092	681
Credit card	431	431	431	132
Automobile	245	189	95	11
Other revolving credit and installment	44	34	27	3
Total consumer (2)	26,300	22,736	16,541	3,853
Total impaired loans (excluding PCI)	$33,646	28,070	21,488	5,009

(1)	Excludes the unpaid principal balance for loans that have been fully charged off or otherwise have zero recorded investment.

(2)
Years ended December 31, 2014 and 2013, include the recorded investment of $2.1 billion and $2.5 billion, respectively, of government insured/guaranteed loans that are predominantly insured by the FHA or guaranteed by the VA and generally do not have an allowance.

Impaired Loans, Average Recorded Investment and Interest Income
The following tables provide the average recorded investment in impaired loans and the amount of interest income recognized on impaired loans by portfolio segment and class.

	Year ended December 31,
	2014		2013		2012
(in millions)	Average recorded investment	Recognized interest income	Average recorded investment	Recognized interest income	Average recorded investment	Recognized interest income
Commercial:
Commercial and industrial	$1,089	77	1,508	94	2,317	112
Real estate mortgage	2,924	150	3,842	141	4,821	119
Real estate construction	457	39	966	35	1,818	61
Lease financing	28	—	38	1	57	1
Total commercial	4,498	266	6,354	271	9,013	293
Consumer:
Real estate 1-4 family first mortgage	19,086	934	19,419	973	15,750	803
Real estate 1-4 family junior lien mortgage	2,547	142	2,498	143	2,193	80
Credit card	381	46	480	57	572	63
Automobile	154	18	232	29	299	42
Other revolving credit and installment	39	4	30	3	25	2
Total consumer	22,207	1,144	22,659	1,205	18,839	990
Total impaired loans (excluding PCI)	$26,705	1,410	29,013	1,476	27,852	1,283

	Year ended December 31,
(in millions)	2014	2013	2012
Average recorded investment in impaired loans	$26,705	29,013	27,852
Interest income:
Cash basis of accounting	$435	426	316
Other (1)	975	1,050	967
Total interest income	$1,410	1,476	1,283

(1)
Includes interest recognized on accruing TDRs, interest recognized related to certain impaired loans which have an allowance calculated using discounting, and amortization of purchase accounting adjustments related to certain impaired loans. See footnote 1 to the table of changes in the allowance for credit losses.

Troubled Debt Restructurings, Modification by Type
The following table summarizes our TDR modifications for the periods presented by primary modification type and includes the financial effects of these modifications. For those loans that modify more than once, the table reflects each modification that occurred during the period.

	Primary modification type (1)				Financial effects of modifications
(in millions)	Principal (2)	Interest rate reduction	Other concessions (3)	Total	Charge- offs (4)	Weighted average interest rate reduction	Recorded investment related to interest rate reduction (5)
Year ended December 31, 2014
Commercial:
Commercial and industrial	$4	51	914	969	36	1.53%	$51
Real estate mortgage	7	182	929	1,118	—	1.21	182
Real estate construction	—	10	270	280	—	2.12	10
Total commercial	11	243	2,113	2,367	36	1.32	243
Consumer:
Real estate 1-4 family first mortgage	571	401	2,690	3,662	92	2.50	833
Real estate 1-4 family junior lien mortgage	50	114	246	410	64	3.27	157
Credit card	—	155	—	155	—	11.40	155
Automobile	2	5	85	92	36	8.56	5
Other revolving credit and installment	—	12	16	28	—	5.26	12
Trial modifications (6)	—	—	(74)	(74)	—	—	—
Total consumer	623	687	2,963	4,273	192	3.84	1,162
Total	$634	930	5,076	6,640	228	3.41%	$1,405
Year ended December 31, 2013
Commercial:
Commercial and industrial	$19	177	1,081	1,277	17	4.71%	$177
Real estate mortgage	33	307	1,391	1,731	8	1.66	308
Real estate construction	—	12	381	393	4	1.07	12
Total commercial	52	496	2,853	3,401	29	2.72	497
Consumer:
Real estate 1-4 family first mortgage	1,143	1,170	3,681	5,994	233	2.64	2,019
Real estate 1-4 family junior lien mortgage	103	181	472	756	42	3.33	276
Credit card	—	182	—	182	—	10.38	182
Automobile	3	12	97	112	34	7.66	12
Other revolving credit and installment	—	10	12	22	—	4.87	10
Trial modifications (6)	—	—	50	50	—	—	—
Total consumer	1,249	1,555	4,312	7,116	309	3.31	2,499
Total	$1,301	2,051	7,165	10,517	338	3.21%	$2,996
Year ended December 31, 2012
Commercial:
Commercial and industrial	$11	35	1,389	1,435	40	1.60%	$38
Real estate mortgage	47	219	1,907	2,173	12	1.57	226
Real estate construction	12	19	531	562	10	1.69	19
Lease financing	—	—	4	4	—	—	—
Total commercial	70	273	3,831	4,174	62	1.58	283
Consumer:
Real estate 1-4 family first mortgage	1,371	1,302	5,822	8,495	547	3.00	2,379
Real estate 1-4 family junior lien mortgage	79	244	756	1,079	512	3.70	313
Credit card	—	241	—	241	—	10.85	241
Automobile	5	54	265	324	50	6.90	56
Other revolving credit and installment	—	1	22	23	5	4.29	2
Trial modifications (6)	—	—	666	666	—	—	—
Total consumer	1,455	1,842	7,531	10,828	1,114	3.78	2,991
Total	$1,525	2,115	11,362	15,002	1,176	3.59%	$3,274

(1)
Amounts represent the recorded investment in loans after recognizing the effects of the TDR, if any. TDRs may have multiple types of concessions, but are presented only once in the first modification type based on the order presented in the table above. The reported amounts include loans remodified of $2.1 billion, $3.1 billion and $3.9 billion, for the years ended December 31, 2014, 2013, and 2012, respectively.

(2)
Principal modifications include principal forgiveness at the time of the modification, contingent principal forgiveness granted over the life of the loan based on borrower performance, and principal that has been legally separated and deferred to the end of the loan, with a zero percent contractual interest rate.

(3)
Other concessions include loan renewals, term extensions and other interest and noninterest adjustments, but exclude modifications that also forgive principal and/or reduce the contractual interest rate.

(4)
Charge-offs include write-downs of the investment in the loan in the period it is contractually modified. The amount of charge-off will differ from the modification terms if the loan has been charged down prior to the modification based on our policies. In addition, there may be cases where we have a charge-off/down with no legal principal modification. Modifications resulted in legally forgiving principal (actual, contingent or deferred) of $149 million, $393 million and $495 million for the years ended December 31, 2014, 2013, and 2012, respectively.

(5)	Reflects the effect of reduced interest rates on loans with principal or interest rate reduction primary modification type.

(6)
Trial modifications are granted a delay in payments due under the original terms during the trial payment period. However, these loans continue to advance through delinquency status and accrue interest according to their original terms. Any subsequent permanent modification generally includes interest rate related concessions; however, the exact concession type and resulting financial effect are usually not known until the loan is permanently modified. Trial modifications for the period are presented net of previously reported trial modifications that became permanent in the current period.

Troubled Debt Restructuring, Current Defaults
The table below summarizes permanent modification TDRs that have defaulted in the current period within 12 months of their permanent modification date. We are reporting these defaulted TDRs based on a payment default definition of 90 days past due for the commercial portfolio segment and 60 days past due for the consumer portfolio segment.

	Recorded investment of defaults
	Year ended December 31,
(in millions)	2014	2013	2012
Commercial:
Commercial and industrial	$62	235	379
Real estate mortgage	117	303	579
Real estate construction	4	70	261
Lease financing	—	—	1
Total commercial	183	608	1,220
Consumer:
Real estate 1-4 family first mortgage	334	370	567
Real estate 1-4 family junior lien mortgage	29	34	55
Credit card	51	59	94
Automobile	14	18	55
Other revolving credit and installment	2	1	1
Total consumer	430	482	772
Total	$613	1,090	1,992

Purchased Credit Impaired Loans, Loans Outstanding
The following table presents PCI loans net of any remaining purchase accounting adjustments. Real estate 1-4 family first mortgage PCI loans are predominantly Pick-a-Pay loans.

	Dec 31,	Dec 31,
(in millions)	2014	2013
Commercial:
Commercial and industrial	$75	215
Real estate mortgage	1,261	1,856
Real estate construction	171	433
Total commercial	1,507	2,504
Consumer:
Real estate 1-4 family first mortgage	21,712	24,100
Real estate 1-4 family junior lien mortgage	101	123
Total consumer	21,813	24,223
Total PCI loans (carrying value)	$23,320	26,727
Total PCI loans (unpaid principal balance)	$32,924	38,229

Purchased Credit Impaired Loans, Accretable Yield
The change in the accretable yield related to PCI loans since the merger with Wachovia is presented in the following table.

(in millions)	2014	2013	2012	2009-2011
Total, beginning of period	$17,392	18,548	15,961	10,447
Addition of accretable yield due to acquisitions	—	1	3	128
Accretion into interest income (1)	(1,599)	(1,833)	(2,152)	(7,199)
Accretion into noninterest income due to sales (2)	(37)	(151)	(5)	(237)
Reclassification from nonaccretable difference for loans with improving credit-related cash flows	2,243	971	1,141	4,213
Changes in expected cash flows that do not affect nonaccretable difference (3)	(209)	(144)	3,600	8,609
Total, end of period	$17,790	17,392	18,548	15,961

(1)	Includes accretable yield released as a result of settlements with borrowers, which is included in interest income.

(2)	Includes accretable yield released as a result of sales to third parties, which is included in noninterest income.

(3)
Represents changes in cash flows expected to be collected due to the impact of modifications, changes in prepayment assumptions, changes in interest rates on variable rate PCI loans and sales to third parties.

Purchased Credit Impaired Loans, Allowance for Credit Losses
The following table summarizes the changes in allowance for PCI loan losses since the merger with Wachovia.

(in millions)	Commercial	Pick-a-Pay	Other consumer	Total
Balance, December 31, 2008	$—	—	—	—
Provision for loan losses	1,668	—	116	1,784
Charge-offs	(1,503)	—	(50)	(1,553)
Balance, December 31, 2011	165	—	66	231
Provision for loan losses	25	—	7	32
Charge-offs	(102)	—	(44)	(146)
Balance, December 31, 2012	88	—	29	117
Reversal of provision for loan losses	(52)	—	(16)	(68)
Charge-offs	(10)	—	(9)	(19)
Balance, December 31, 2013	26	—	4	30
Reversal of provision for loan losses	(12)	—	(3)	(15)
Charge-offs	(3)	—	(1)	(4)
Balance, December 31, 2014	$11	—	—	11

Purchased Credit Impaired Loans by Credit Quality Indicator
The following table provides a breakdown of commercial PCI loans by risk category.

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Total
December 31, 2014
By risk category:
Pass	$21	783	118	922
Criticized	54	478	53	585
Total commercial PCI loans	$75	1,261	171	1,507
December 31, 2013
By risk category:
Pass	$118	324	160	602
Criticized	97	1,532	273	1,902
Total commercial PCI loans	$215	1,856	433	2,504

Purchased Credit Impaired Loans by Delinquency Status, Commercial
The following table provides past due information for commercial PCI loans.

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Total
December 31, 2014
By delinquency status:
Current-29 DPD and still accruing	$75	1,135	161	1,371
30-89 DPD and still accruing	—	48	5	53
90+ DPD and still accruing	—	78	5	83
Total commercial PCI loans	$75	1,261	171	1,507
December 31, 2013
By delinquency status:
Current-29 DPD and still accruing	$210	1,684	355	2,249
30-89 DPD and still accruing	5	41	2	48
90+ DPD and still accruing	—	131	76	207
Total commercial PCI loans	$215	1,856	433	2,504

Purchased Credit Impaired Loans by Delinquency Status, Consumer
The following table provides the delinquency status of consumer PCI loans.

	December 31, 2014			December 31, 2013
(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total
By delinquency status:
Current-29 DPD and still accruing	$19,236	168	19,404	20,712	171	20,883
30-59 DPD and still accruing	1,987	7	1,994	2,185	8	2,193
60-89 DPD and still accruing	1,051	3	1,054	1,164	4	1,168
90-119 DPD and still accruing	402	2	404	457	2	459
120-179 DPD and still accruing	440	3	443	517	4	521
180+ DPD and still accruing	3,654	83	3,737	4,291	95	4,386
Total consumer PCI loans (adjusted unpaid principal balance)	$26,770	266	27,036	29,326	284	29,610
Total consumer PCI loans (carrying value)	$21,712	101	21,813	24,100	123	24,223

Purchased Credit Impaired Loans by FICO Score, Consumer
The following table provides FICO scores for consumer PCI loans.

	December 31, 2014			December 31, 2013
(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total
By FICO:
< 600	$7,708	75	7,783	9,933	101	10,034
600-639	5,416	53	5,469	6,029	60	6,089
640-679	6,718	69	6,787	6,789	70	6,859
680-719	4,008	39	4,047	3,732	35	3,767
720-759	1,728	13	1,741	1,662	11	1,673
760-799	875	6	881	865	5	870
800+	220	1	221	198	1	199
No FICO available	97	10	107	118	1	119
Total consumer PCI loans (adjusted unpaid principal balance)	$26,770	266	27,036	29,326	284	29,610
Total consumer PCI loans (carrying value)	$21,712	101	21,813	24,100	123	24,223

Purchased Credit Impaired Loans by Loan to Value Ratio, Consumer
The following table shows the distribution of consumer PCI loans by LTV for real estate 1-4 family first mortgages and by CLTV for real estate 1-4 family junior lien mortgages.

	December 31, 2014			December 31, 2013
(in millions)	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total
By LTV/CLTV:
0-60%	$4,309	34	4,343	2,501	32	2,533
60.01-80%	11,264	71	11,335	8,541	42	8,583
80.01-100%	7,751	92	7,843	10,366	88	10,454
100.01-120% (1)	2,437	44	2,481	4,677	67	4,744
> 120% (1)	1,000	24	1,024	3,232	54	3,286
No LTV/CLTV available	9	1	10	9	1	10
Total consumer PCI loans (adjusted unpaid principal balance)	$26,770	266	27,036	29,326	284	29,610
Total consumer PCI loans (carrying value)	$21,712	101	21,813	24,100	123	24,223

(1)	Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.